Earnings per share	6 Months Ended
Jun. 30, 2019
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Earnings per share
18.	Earnings per share

a)	Basic
Basic earnings per share are calculated by dividing the profit attributable to shareholders of the PagSeguro Group by the weighted average number of common shares issued and outstanding during the six-month
periods ended June 30, 2019 and 2018:

	Three-month period		Six-month period
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018

Profit attributable to stockholders of the Company	322,400	227,168	631,712	375,546
Weighted average number of outstanding common shares	320,114,060	306,278,562	320,114,060	306,278,562

Basic earnings per share - R$	1.0071	0.7417	1.9734	1.2262

b)	Diluted

	Three-month period		Six-month period
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018

Profit used to determine diluted earnings per share	322,400	227,168	631,712	375,546

Weighted average number of outstanding common shares	320,114,060	306,278,562	320,114,060	306,278,562
Weighted average number of shares under options	4,770,826	3,844,232	4,770,826	3,844,232
Weighted average number of shares that would have been issued at average market price	3,918,165	(2,539,194)	3,918,165	(2,539,194)

Weighted average number of common shares for diluted earnings per share	328,803,051	307,583,600	328,803,051	307,583,600

Diluted earnings per share - R$	0.9805	0.7386	1.9212	1.2210

Diluted earnings per share is calculated by adjusting the weighted average number of common shares outstanding to assume the conversion of all potential common shares with dilutive effects. The share based LTIP is the Company’s only category of potential common shares with dilutive effects. In this case, a calculation is done to determine the number of shares that could have been acquired at fair value.